SEGMENT REPORTING	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT REPORTING
21.	SEGMENT REPORTING

In accordance with ASC 280, “Segment Reporting”, the Company’s chief operating decision maker has been identified as the executive chairman of the board of directors and chief executive officer, who makes resource allocation decisions and assesses performance based on the Company’s consolidated results. As a result, the Company has only one reportable segment.

Entity-wide disclosures

The Company’s revenues by its four product groups, including the new home product group, secondary and rental properties product group, home furnishing and improvement product group, and research product group were summarized as follows:

	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
E-commerce services:
New home	244,294	318,612	265,583
Other product groups	50	156,198	312,101

Total E-commerce service revenues	244,344	474,810	577,684

Marketing services:
New home	260,333	219,057	144,631
Secondary and rental properties	1,093	2,498	1,635
Home furnishing and improvement	33,058	28,307	19,171

Total marketing service revenues	294,484	249,862	165,437

Listing services:
Secondary and rental properties	124,172	83,972	94,507
Research	19,019	21,540	22,959
Other product groups	2,463	2,410	643

Total listing service revenues	145,654	107,922	118,109

Other value-added services
Research	15,165	21,373	25,559

Total other value-added services revenues	15,165	21,373	25,559

Financial services:
New home	2,927	20,156	22,724
Other product groups	308	9,426	6,878

Total financial service revenues	3,235	29,582	29,602

Geographic disclosures

As the Company generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Company’s long-lived assets are located in the PRC except for buildings and land (i.e. including the construction in progress) with net book values of US$52,974 and US$57,414 as of December 31, 2015 and 2016, respectively, which are located in the United States of America and under construction in 2016.